Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Computer Equipment [Member]
Property plant and equipment estimated useful lives	5 years
Furniture and Fixtures [Member]
Property plant and equipment estimated useful lives	7 years